INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Balance at beginning of year	¥ 1,920	$ 294	¥ 2,133
Decrease relating to prior year tax positions	(1,920)	(294)	0
Decrease relating to expiration of applicable statute of limitations	0	0	(213)
Balance at end of year	¥ 0	$ 0	¥ 1,920